Structured entities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of unconsolidated structured entities [abstract]
Interests in Unconsolidated Structured Entities	The following table describes the types of structured entities that the Group does not consolidate but in which it holds an interest.

			Total assets of structured entities
Type of entity	Nature and purpose of structured entities	Interest held by the Group	2025 £bn	2024 £bn
Securitisation vehicles	These vehicles issue asset-backed notes to investors and facilitate the management of the Group’s balance sheet.	•Interest in notes issued by the vehicles •Fees for loan servicing	4	5

Additional Information About Nature of and Changes in Risks Associated with Interests in Structured Entities	The following table sets out an analysis of the carrying amount of interest held by the Group in the unconsolidated structured entities. The maximum exposure to loss is the carrying amounts of the assets held.

Carrying amount	Recognised within;	2025 £m	2024 £m
Notes held in securitisation vehicles	Financial assets at fair value through profit or loss; and Financial assets at amortised cost	1,110	2,311